Supplemental Balance Sheet Information	12 Months Ended
Jan. 03, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Supplemental Balance Sheet Information
Supplemental Balance Sheet Information

Property, plant and equipment (in millions):	Balance at year-end
	2015	2014
Land	$32.9	$33.7
Buildings	182.0	175.3
Equipment and software	561.2	545.0
	776.1	754.0
Accumulated depreciation and amortization	(454.8)	(417.5)
Total property, plant and equipment, net	$321.3	$336.5

The following table presents the balance of selected components of Teledyne’s balance sheet (in millions):

Balance sheet items	Balance sheet location	January 3, 2016	December 28, 2014
Deferred tax assets	Prepaid expenses and other current assets	$—	$42.8
Income tax receivable	Prepaid expenses and other current assets	$28.8	$13.6
Deferred compensation assets	Other assets	$47.9	$49.6
Salaries and wages	Accrued liabilities	$89.5	$108.7
Customer deposits and credits	Accrued liabilities	$37.6	$47.9
Product warranty reserves	Accrued liabilities	$14.0	$14.9
Accrued pension obligation	Other long-term liabilities	$46.7	$14.2
Accrued postretirement benefits	Other long-term liabilities	$9.6	$11.6
Deferred tax liabilities	Other long-term liabilities	$37.9	$77.3
Deferred compensation liabilities	Other long-term liabilities	$43.9	$45.8